LEASE COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013
Future Minimum Rental Payments For Operating Leases [Line Items]
2014	$ 1,590
2015	1,546
2016	600
2017	435
2018	335
Thereafter	100
Total minimum lease payments	4,606
Future minimum rentals to be received under non-cancellable subleases	(364)
Minimum lease payments net of amounts to be received under subleases	$ 4,242